                                                           [LOGO OF METLIFE(R)]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

May 2, 2012

VIA EDGAR TRANSMISSION
-----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-96785/811-08306
     Class L (offered between June 15, 2001 and October 7, 2011) and
     Class L-4 Year (offered between November 22, 2004 and October 7, 2011) Rule 497(j) Certification
     ----------------------------------------------------------------------

Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and
First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Supplements to the Class L Prospectus dated
April 30, 2012, the Supplement to the Class L-4 year Prospectus dated
April 30, 2012 and the Statement of Additional Information dated April 30, 2012, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Supplements and the Statement of Additional Information contained in Post-Effective Amendment No. 26 for the Account filed electronically with the Commission on April 18, 2012.

If you have any questions, please contact me at (212) 578-3387.

Sincerely,

/s/ John B. Towers
--------------------------
John B. Towers
Senior Counsel
Metropolitan Life Insurance Company